787 Seventh Avenue
New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

July 21, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Aberdeen Funds
Securities Act File No. 333-146680; Investment Company Act File No. 811-22132

Ladies and Gentlemen:

On behalf of Aberdeen Funds (the “Trust”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Post-Effective Amendment No. 27 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 29 to the Trust’s Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) (the “Amendment”).

The purpose of the Amendment is to add the following three new series to the Trust: the Aberdeen Emerging Markets Debt Local Currency Fund (the “EM Debt Fund”), the Aberdeen Global High Yield Bond Fund (the “High Yield Fund”) and the Aberdeen Ultra-Short Duration Bond Fund (the “Ultra-Short Fund,” and together with the EM Debt Fund and the High Yield Fund, the “New Funds”).

It is proposed that the Amendment will become effective 75 days after filing pursuant to Rule 485(a)(2) under the 1933 Act on October 4, 2010.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8138.

Very truly yours,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:	Lucia Sitar, Esq., Aberdeen Asset Management Inc.
Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP

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